Allocation of Purchase Price (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 1,445,712,000	$ 1,450,506,000
Redwood Systems Inc [Member]
Business Acquisition [Line Items]
Current assets	2,600,000	2,800,000
Deferred taxes	7,300,000	8,100,000
Other intangible assets	9,000,000	9,000,000
Goodwill	4,200,000	3,200,000
Noncurrent assets, excluding intangible assets	800,000	800,000
Less: Liabilities assumed	(1,700,000)	(1,700,000)
Net acquisition cost	22,200,000	22,200,000
iTRACS Corporation [Member]
Business Acquisition [Line Items]
Current assets	1,700,000	1,600,000
Other intangible assets	13,100,000	13,100,000
Goodwill	15,100,000	19,800,000
Noncurrent assets, excluding intangible assets	700,000	700,000
Less: Liabilities assumed	(1,300,000)	(1,200,000)
Net acquisition cost	$ 29,300,000	$ 34,000,000